07085559

NASDAQ®

THE NASDAQ STOCK MARKET
LISTING QUALIFICATIONS DEPARTMENT
9600 BLACKWELL ROAD
ROCKVILLE, MD 20850

Gary N. Sundick
Vice President
Listing Qualifications

<u>*By Facsimile and First Class Mail*</u>

CERT NAS

1-33890

December 19, 2007

RECD S.E.C.
DEC 1 9 2007
1086

Ms. Cecile Peters
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

PROCESSED
DEC 2 6 2007
THOMSON
FINANCIAL

Dear Ms. Peters:

This is to certify that on December 18, 2007 The Nasdaq Stock Market (the "Exchange") received from 1st Pacific Bancorp (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Common Stock, no par value

We further certify that the security described above has been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Gary N. Sundick

END